Non-current bank credit lines and loan facilities (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The Company had the following debt outstanding as of December 31, 2021 and December 31, 2020:

		Principal amount
	Interest rate as of	December 31,	December 31,
(in thousands)	December 31, 2021	2021	2020	Maturity Date
Senior Secured Credit Facility
Term loan	2.75%	$5,001,213	$—	July 2028
Senior Secured Notes	2.875%	500,000	—	July 2026
2020 Senior Notes:
Series A notes		—	275,000
Series B notes		—	75,000
Total debt		5,501,213	350,000
Less current portion of long-term debt		(55,150)	—
Total long-term debt		5,446,063	350,000
Less debt issuance costs and debt discount		(64,901)	(1,523)
Total long-term debt, net		$5,381,162	$348,477

Schedule of Financing Cost

	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)

Interest expense on drawn facilities	$93,809	$13,406	$13,659
Amortization of financing costs	12,890	523	540
Transaction and one time financing costs	75,391	—	—
Other financing costs/(credits)	333	(910)	(923)
Total financing costs	$182,423	$13,019	$13,276

Schedule of Maturities of Long-term Debt
As of December 31, 2021, the contractual maturities of the Company's debt obligations were as follows:

Current maturities of long-term debt:	(in thousands)
2022	55,150
2023	55,150
2024	55,150
2025	55,150
2026 and thereafter	5,280,613
Total	$5,501,213